K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA   02111
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175

February 14, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside
Registration Statement on Form N-2 (333- ; 811-22663)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (the "Trust") is a registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share (the "Registration Statement"). The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Trust. The registration fee for purposes of the initial filing of $5.85 has been wired through the FEDWIRE system to the Securities and Exchange Commission's ("SEC") account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Trust is substantially similar to a currently existing fund and in this regard, the disclosure in the Registration Statement regarding the Trust is substantially similar to that contained in the Form N-2 registration statement filed on behalf of eUnits™ 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (333-163101; 811-22348) declared effective on January 26, 2012.  The main difference is the percentage of the upside cap of the Trust which will not be known until the date the Private Derivative Contracts are entered into.

Except as stated above, the Registration Statement is identical to the above registration statement. Thus, the staff may conclude that the entire Registration Statement needs only cursory (if any) review.

The Trust desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a "red herring" prospectus within the next month. The appropriate legends are included on the cover pages of the prospectus and SAI. The Trust requests selective review as discussed above and seeks comments, if any, on the Registration Statement as soon as possible.

It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/Clair E. Pagnano

Clair E. Pagnano